Document and Entity Information	Oct. 25, 2019
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000704532
Document Type	8-K/A
Document Period End Date	Oct. 25, 2019
Entity Registrant Name	ONTO INNOVATION INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39110
Entity Tax Identification Number	94-2276314
Entity Address, Address Line One	16 Jonspin Road
Entity Address, City or Town	Wilmington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01887
City Area Code	978
Local Phone Number	253-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ONTO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On October 28, 2019, Onto Innovation Inc. (“Onto Innovation”) filed with the Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K (the “Initial Form 8-K”) disclosing that on October 25, 2019, pursuant to an Agreement and Plan of Merger, dated as of June 23, 2019, with Rudolph Technologies, Inc., a Delaware corporation (“Rudolph”), and PV Equipment Inc., a Delaware corporation and a direct wholly-owned subsidiary of Nanometrics (“Merger Sub”), Merger Sub merged with and into Rudolph, with Rudolph continuing as the surviving corporation and a direct wholly-owned subsidiary of Onto Innovation (the “Merger”). In the Initial Form 8-K, Onto Innovation stated its intention to file the historical financial statements of Rudolph and the pro forma financial information required by parts (a) and (b) of Item 9.01 of Form 8-K not later than 71 calendar days after the date that the Initial Form 8-K was required to be filed with the SEC. Pursuant to the instructions to Item 9.01 of Form 8-K, this Amendment No. 1 to Current Report on Form 8-K/A amends the Initial 8-K in order to provide the required financial information.